Customer Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payment Receivable

The future minimum lease payments to be received under non-cancelable operating leases, excluding month-to-month arrangements and submetered power, for the next five years are shown below:

(dollars in millions)
2013	$135.2
2014	106.5
2015	70.7
2016	49.6
2017	34.1